Other assets	12 Months Ended
Mar. 31, 2021
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other assets

9. Other assets

Other assets consist of the following:

	As of March 31,
	2020	2021	2021
	(INR)	(INR)	(US$)
	(In million)
Prepaid income taxes	593	502	6.9
Derivative asset (Note 25)	6,292	5,786	79.1
Interest receivable on term deposits	95	22	0.3
Security deposits	411	381	5.2
Contract acquisition cost	147	141	1.9
Unbilled receivables	196	223	3.0
Prepaid debt financing cost	364	-	-
Other	17	29	0.4
Total	8,115	7,084	96.8